TRUST

for Credit Unions

Annual Report

August 31, 2002

TCU ECONOMIC SUMMARY

ANNUAL REPORT ECONOMIC COMMENTARY/OUTLOOK

Dear Unitholder:

      We are pleased to provide this annual report for the Trust for Credit Union (TCU) portfolios. This report covers the one-year period that ended August 31, 2002.

Economic Summary

      As the reporting period began, there were indications that the economic recession that began in the spring of 2001 was drawing to a close. While the gross domestic product (GDP) contracted 1.3% during the third quarter of 2001, the Manufacturing sector was showing signs of life after prolonged weakness, and consumer spending remained strong. The September 11 terrorist attacks quickly ended expectations for a rapid economic revival. However, the Federal Reserve Board (the “Fed”) aggressively cut interest rates in the wake of the attacks and, by the end of the year, the fed funds rate stood at 1.75% — its lowest level in four decades. Due in large part to a quick renewal in consumer spending, the GDP rose a surprising 2.7% during the fourth quarter of 2001.

      The new year began with increased evidence that a global economic recovery was taking hold. The GDP rose 5.0% during the first quarter of 2002, and it appeared that the Fed’s accommodative monetary policy was having its desired effect of stimulating growth. However, the U.S. economy took a step back during the second quarter of 2002, as GDP growth fell to 1.1%. Thus far in 2002, the Fed has chosen to hold interest rates steady, as it waits for clearer signs regarding the state of the economy.

Rising Fixed Income Markets

      During the reporting period, the overall U.S. fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, returned 8.11%. Based on this performance, it may appear that the fixed income markets were tranquil; however, this was far from the case. The markets oftentimes gyrated during the period, rising and falling based on the changing prospects for the economy and interest rates. However, their status as a “safer haven” amid corporate accounting scandals, falling stock prices, and global unrest led to increased demand and rising prices for most fixed income securities.

      As always, we appreciate your investment and look forward to serving your investment needs in the future.

Sincerely,

Charles W. Filson
President
Callahan Financial Services, Inc.
And Trust For Credit Unions
September 10, 2002
James A. McNamara
Managing Director
Goldman Sachs Asset Management

Please note that an investment in a TCU Portfolio is neither insured nor guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.

TCU MONEY MARKET PORTFOLIO

Objective

      The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Performance Review

      For the one-year period that ended August 31, 2002, the MMP had a simple average yield of 1.98%. This compared to the 1.65% one-year simple average yield of the iMoneyNet Money Fund Report Averages for all taxable money market funds. As of August 31, 2002, the Portfolio had a Standardized 7-day current yield of 1.76% and a Standardized 7-day effective yield of 1.77%. As of that date, the Portfolio’s Standardized 7-day current and effective yields, without fee waivers, would have been 1.59% and 1.60%, respectively. The past performance of the Portfolio is no indication of future results. Yields will fluctuate. Performance reflects fee waivers in effect. In their absence performance would be reduced.

Portfolio Composition and Investment Strategies

      During the first half of the reporting period the supply of domestic bank issued securities virtually disappeared. As a result, allocations to U.S. government agency securities increased and holdings in bank-issued products declined. However, in the second half of the period there was an increase in domestic bank supply and improving market conditions. As such, we then moved to decrease the Portfolio’s position in U.S. government agency securities and reallocated the proceeds into bank issued products and repurchase agreements.

Portfolio Composition as of August 31, 2002*

*	These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Ahead

      Mixed economic data did not show an overall improvement in the U.S. economy in August. Personal spending, durable goods orders, and new home sales all surged in July. However, we believe these levels are probably not sustainable given the lack of income support, and since goods orders tend to be volatile.

      While Fed officials left the fed funds target rate unchanged at their August 13th meeting, they did shift their assessment of risk to a “weak economy.” In addition, Chairman Greenspan indicated that the economy’s woes were partially due to declining valuations in the financial markets and worries about corporate governance.

      Given the Fed’s assessment, Goldman Sachs economists are retaining their forecast of 75 basis points of easing by the end of the first quarter of 2003. The drop in August’s unemployment rate will probably reinforce the Fed’s resistance to easing in the near term. However, with upward pressure on the unemployment rate and a further weakening in spending, we believe it is highly probable that the Fed will ease rates in the coming months.

TCU GOVERNMENT SECURITIES PORTFOLIO

Objective

      The TCU Government Securities Portfolio (“GSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, the Portfolio invests primarily in mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. GSP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of a Six-Month U.S. Treasury Security and no longer than that of a One-Year U.S. Treasury Security. As of August 31, 2002, its actual duration was 0.47 years, compared to 0.72 years for a Nine-Month Treasury Bill.

Performance Review

      For the one-year period that ended August 31, 2002, the total return of GSP was 4.94% versus the 3.69% total return for the nine-month Treasury average. (The nine-month Treasury average represents an equally weighted blend of the Six-Month U.S. Treasury Security and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch. The nine-month Treasury average does not reflect any fees or expenses.) The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

      The Portfolio’s net asset value rose during the period, closing at $9.73, versus $9.72 a year ago. As of August 31, 2002, the Portfolio’s 30-day distribution rate was 3.93% and its Standardized 30-day yield was 2.85%.

Portfolio Composition and Investment Strategies

      At the end of the reporting period, short-term volatility and historically high prepayment speeds were a very difficult combination for the overall mortgage market. As such, we continue to emphasize securities with reduced prepayment risk. We have already realized some of the benefit of the much slower prepayments on these securities and feel that this benefit will grow even larger as TBA mortgages (generic mortgage pools that have not been received for settlement) go through the largest refinancing wave in history.

Portfolio Composition* (as of August 31, 2002)

Issuer Allocation

*	These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Ahead

      Although mortgage prepayments have already reached all-time highs, we expect that prepayments will continue to rise and will peak in the next few months. In light of this, collateral with lower prepayment risk (low loan balance, prepayment penalty, etc.) seems to represent relative value. Similarly, prepayment risk and product volume of Adjustable Rate Mortgages should dictate spread movements going forward. We remain positive on 4-7 year bullet and callable agencies, are now neutral on shorter agencies, and remain wary of 30-year agencies.

TCU MORTGAGE SECURITIES PORTFOLIO

Objective

      The TCU Mortgage Securities Portfolio (“MSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, the Portfolio invests in mortgage-related securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises and in mortgage securities rated AA or better by nationally recognized rating agencies. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. MSP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Security. As of August 31, 2002, the Portfolio’s actual duration was 1.43 years, versus 1.93 years for its benchmark.

Performance Review

      The Portfolio’s total return for the one-year period ended August 31, 2002 was 6.60%, versus a 7.40% total return for the Two-Year U.S. Treasury Security. The Portfolio’s net asset value rose during the period, closing at $9.93 versus $9.84 one year ago. As of August 31, 2002, the Portfolio’s 30-day distribution rate was 5.04% and the Standardized 30-day yield was 5.21%. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, will be worth more or less than their original cost.

Portfolio Composition and Investment Strategies

      At the end of the reporting period, short-term volatility and historically high prepayment speeds were a very difficult combination for the overall mortgage market. As such, we continue to emphasize securities with reduced prepayment risk. We have already realized some of the benefit of the much slower prepayments on these securities and feel that this benefit will grow even larger as TBA mortgages (generic mortgage pools that have not been received for settlement) go through the largest refinancing wave in history.

Portfolio Composition* (as of August 31, 2002)

Issuer Allocation

*	These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Ahead

      Although mortgage prepayments have already reached all-time highs, we expect that prepayments will continue to rise and will peak in the next few months. In light of this, collateral with lower prepayment risk (low loan balance, prepayment penalty, etc.) seems to represent relative value. We also continue to favor pass-through holdings in the form of lower coupon 15-year securities.

TRUST FOR CREDIT UNIONS

PERFORMANCE COMPARISON

      In accordance with the requirements of the Securities and Exchange Commission, the following data for the Government Securities and Mortgage Securities Portfolios is supplied for the year ended August 31, 2002. Each of the two Trust for Credit Union Portfolios is compared to its benchmarks assuming the following initial investment:

	Initial
Portfolio	Investment	Compare to:

Government Securities (“GSP”):	$10,000	Lehman Brothers Mutual Fund Short (1-2) Government Index (“Lehman 1-2 Gov’t Index”); 1-Year U.S. Treasury Bill (“1-year T-Bill”); 6-Month U.S. Treasury Bill (“6-month T-Bill”).

Mortgage Securities (“MSP”):	$10,000	Lehman Brothers Mutual Fund Short (1-3) Government Index (“Lehman 1-3 Gov’t Index”); 2-Year U.S. Treasury Note (“2-year T-Note”).

      All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor’s units, when redeemed, may be worth more or less than their original cost.

Government Securities Portfolio

Average Annual Total Return

One Year	Five Year	Ten Year	Since Inception(a)

4.94%	5.60%	5.35%	5.50%

Mortgage Securities Portfolio

Average Annual Total Return

One Year	Five Year	Since Inception(a)

6.60%	6.59%	6.25%

(a)	The Government Securities and Mortgage Securities Portfolios commenced operations July 10, 1991 and October 9, 1992, respectively.

(b)	For comparative purposes, initial investments are assumed to be made on the first day of the month following each Portfolio’s inception.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS

August 31, 2002
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Note (2.8%)
Bank One N.A.
$50,000	1.78%	10/21/2002	$50,000

Total Bank Note			$50,000

Bankers Acceptances (4.1%)
Wachovia Bank N.A.
$20,351	1.92%	10/28/2002	$20,289
15,000	1.93	11/08/2002	14,945
25,000	1.80	01/03/2003	24,845
15,000	1.65	02/06/2003	14,892

Total Bankers Acceptances			$74,971

Certificates of Deposit (5.8%)
Citibank, N.A.
$30,000	1.80%	09/19/2002	$30,000
J.P. Morgan Chase & Co., N.A.
50,000	1.80	09/10/2002	50,000
State Street Bank & Trust Co.
25,000	1.86	09/13/2002	25,000

Total Certificates of Deposit			$105,000

Government Agency Securities (26.5%)
Federal Home Loan Mortgage Association
$50,000	2.09%	09/20/2002	$49,945
Federal National Mortgage Association
300,000	1.80	09/03/2002	299,970
100,000	1.67	10/30/2002	99,726
7,000	1.96	11/06/2002	6,975
25,000	1.66	01/08/2003	24,851

Total Government Agency Securities			$481,467

Variable Rate Obligations# (6.8%)
Federal Home Loan Bank
$40,000	1.61%	11/19/2002	$39,993
Federal National Mortgage Association
33,000	1.79	09/03/2002	32,996
Keybank N.A.
50,000	1.76	09/09/2002	50,002

Total Variable Rate Obligations			$122,991

Total Investments Before Repurchase Agreements			$834,429

Repurchase Agreements* (54.0%)
Credit Suisse First Boston Corp.
$150,000	1.77%	10/07/2002	$150,000
Maturity Value: $150,664 Dated: 07/09/2002
Joint Account I+
121,500	1.82	09/03/2002	121,500
Maturity Value: $121,525
Joint Account II+
510,000	1.88	09/03/2002	510,000
Maturity Value: $510,107
UBS Warburg LLC
100,000	1.79	09/05/2002	100,000
Maturity Value: $100,448 Dated: 06/07/2002
100,000	1.77	10/07/2002	100,000
Maturity Value: $100,443 Dated: 07/09/2002

Total Repurchase Agreements			$981,500

Total Investments			$1,815,929

#	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2002. Maturity date shown is the date of the next coupon rate reset or actual maturity.

+	Unless noted, all repurchase agreements were entered into on August 30, 2002.

*	At August 31, 2002, these agreements were fully collateralized by U.S. Treasury Obligations and Federal Agency Obligations.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

August 31, 2002
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (58.4%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (10.3%)
$1,282	4.13%	08/01/2017	$1,292
1,491	5.49	02/01/2018	1,511
312	4.98	04/01/2018	316
2,061	5.86	05/01/2018	2,130
808	5.37	07/01/2018	824
1,904	7.14	11/01/2018	1,980
3,020	5.24	08/01/2019	3,083
2,207	5.53	08/01/2019	2,253
12,778	6.88	11/01/2019	13,179
1,570	5.56	07/01/2021	1,603
2,031	5.23	11/01/2021	2,064
1,475	5.17	02/01/2022	1,499
7,187	5.75	02/01/2022	7,335
5,800	5.47	04/01/2022	5,956
625	4.97	11/01/2022	633
841	5.37	11/01/2022	844
4,013	5.46	11/01/2022	4,132
4,245	5.48	11/01/2022	4,353
2,530	5.57	06/01/2024	2,610
411	5.68	10/01/2024	421
1,505	7.05	10/01/2025	1,572
670	5.38	02/01/2028	678
1,133	5.12	04/01/2028	1,145
18,260	5.58	04/01/2028	18,755
5,874	8.47	08/01/2028	6,132
405	4.86	07/01/2029	413
1,577	5.31	05/01/2031	1,615
19,328	5.74	03/01/2032	19,976

Total Adjustable Rate FHLMC			$108,304

Adjustable Rate Federal National Mortgage Association (FNMA) # (12.2%)
$981	7.24%	10/01/2013	$1,003
797	6.74	07/01/2017	827
718	4.84	11/01/2017	730
706	5.38	11/01/2017	731
389	5.63	11/01/2017	395
1,100	5.02	03/01/2018	1,141
580	5.20	04/01/2018	595
502	5.40	05/01/2018	515
886	4.98	06/01/2018	919
119	5.75	06/01/2018	122
1,308	5.62	09/01/2018	1,340
426	5.01	11/01/2018	436
1,927	5.50	12/01/2018	1,980
895	5.25	05/01/2019	918
1,025	4.69	07/01/2019	1,052
2,886	7.02	12/01/2019	2,912
1,303	5.08	01/01/2020	1,342
529	4.42	05/01/2020	538
5,142	6.21	05/01/2020	5,340
2,175	5.35	12/01/2020	2,222
3,457	4.30	12/25/2020	3,544
12,105	5.44	01/01/2021	12,399
209	3.95	10/01/2021	210
1,003	5.09	11/01/2021	1,032
6,266	6.39	02/01/2022	6,493
2,115	5.26	05/01/2022	2,155
956	7.49	01/01/2023	1,003
1,215	5.60	03/01/2024	1,232
5,050	5.22	09/01/2025	5,199
1,822	5.60	10/01/2025	1,901
1,500	4.46	07/01/2027	1,538
2,949	6.06	07/01/2028	3,060
8,785	6.14	07/01/2031	9,077
21,704	5.43	03/01/2032	22,150
19,018	3.95	06/01/2040	19,381
13,039	3.75	04/01/2041	13,230

Total Adjustable Rate FNMA			$128,662

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2002
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate Government National Mortgage Association (GNMA) # (1.0%)
$878	6.63%	11/20/2020	$907
318	6.75	09/20/2021	326
2,074	5.38	05/20/2022	2,123
1,383	6.75	09/20/2022	1,419
1,654	5.38	03/20/2023	1,687
1,517	6.75	07/20/2023	1,557
1,113	6.75	09/20/2023	1,142
1,361	6.75	09/20/2025	1,395

Total Adjustable Rate GNMA			$10,556

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) (3.3%)
$6,748	6.00%	05/01/2009	$7,104
1,485	6.50	11/01/2010	1,562
1,227	6.00	04/01/2011	1,292
5,267	6.50	09/01/2013	5,522
3,196	6.50	10/01/2013	3,350
3,035	6.50	05/01/2014	3,181
2,204	6.50	06/01/2014	2,306
8,218	8.00	12/01/2015	8,822
1,915	6.50	07/01/2016	2,003

Total Fixed Rate FHLMC			$35,142

Fixed Rate Federal National Mortgage Association (FNMA) (1.2%)
$320	7.00%	10/01/2002	$321
929	7.00	03/01/2004	969
12	7.00	04/01/2004	13
913	6.00	06/01/2004	925
185	6.00	06/01/2008	195
4,268	6.00	07/01/2008	4,495
593	6.00	09/01/2008	625
751	6.00	10/01/2008	791
1,054	6.00	12/01/2008	1,110
2,737	6.00	01/01/2009	2,882
332	6.00	02/01/2009	350
418	6.00	03/01/2009	440

Total Fixed Rate FNMA			$13,116

Fixed Rate Government National Mortgage Association (GNMA) (0.7%)
$32	8.00%	02/15/2011	$34
13	8.00	09/15/2011	14
9	8.00	11/15/2011	9
20	8.00	10/15/2014	21
714	8.00	01/15/2015	763
1,402	8.00	04/15/2015	1,500
651	8.00	05/15/2015	696
671	8.00	06/15/2015	718
743	8.00	07/15/2015	795
26	8.00	09/15/2015	28
7	7.00	02/15/2022	8
886	7.00	04/15/2023	935
9	7.00	05/15/2023	9
69	7.00	11/15/2023	72
1,792	7.00	04/15/2026	1,883

Total Fixed Rate GNMA			$7,485

Collateralized Mortgage Obligations (CMOs) (29.7%) Regular Floater CMOs # (17.4%)
FHLMC Series 1009, Class D
$389	2.41%	10/15/2020	$390
FHLMC Series 1066, Class P
1,206	2.71	04/15/2021	1,221
FHLMC Series 1406, Class F
17,657	3.97	09/15/2022	17,820
FHLMC Series 1448, Class F
3,000	3.21	12/15/2022	3,117
FHLMC Series 1555, Class FA
2,059	3.01	08/15/2008	2,113
FHLMC Series 1560, Class FC
750	3.93	11/15/2021	757

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2002
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Regular Floater CMOs—(Continued)
FHLMC Series 1575, Class FA
$3,000	3.31%	08/15/2008	$3,081
FHLMC Series 1603, Class G
1,998	2.31	04/15/2021	1,999
FHLMC Series 1604, Class FC
5,000	4.03	11/15/2008	5,046
FHLMC Series 1631, Class FJ
1,500	4.15	06/15/2022	1,522
FHLMC Series 1644, Class G
642	2.26	06/15/2022	642
FHLMC Series 1689, Class FD
20,000	4.18	10/25/2023	20,440
FHLMC Series 1698, Class FA
2,966	2.61	03/15/2009	3,001
FNMA Series 2001-W4, Class AV1
26,393	1.95	02/25/2032	26,400
FNMA Series 2002-T7, Class A1
36,302	1.92	07/25/2032	36,075
FNMA Series 2002-W2, Class AV1
28,595	1.94	06/25/2032	28,594
FNMA REMIC Trust Series 1992-137, Class F
9,229	2.81	08/25/2022	9,431
FNMA REMIC Trust Series 1992-155, Class FC
5,000	2.66	09/25/2007	5,092
FNMA REMIC Trust Series 1992-161, Class F
652	3.57	11/25/2021	652
FNMA REMIC Trust Series 1993-027, Class F
11,856	2.96	02/25/2023	11,994
FNMA REMIC Trust Series 1993-211, Class F
4,312	2.56	11/25/2008	4,361

Total Regular Floater CMOs			$183,748

Planned Amortization Class (PAC) CMOs (9.8%)
FHLMC Series 1331, Class O
$8,810	8.00%	07/15/2007	$9,615
FHLMC Series 1461, Class H
3,760	6.50	01/15/2008	4,073
FHLMC Series 1546, Class G
22,914	6.75	12/15/2021	23,304
FHLMC Series 1993-15, Class J
6,971	6.75	03/25/2022	7,352
FHLMC Series 2111, Class TB
2,099	6.00	02/15/2008	2,134
FHLMC Series 2112, Class TB
20,350	5.75	11/15/2008	20,751
FHLMC Series 2220, Class PC
5,000	8.00	08/15/2028	5,119
FHLMC Series 2265, Class QA
7,733	7.10	11/15/2026	7,758
FNMA REMIC Trust Series 1998-45, Class PD
6,358	6.00	04/18/2018	6,390
FNMA REMIC Trust Series 1999-41, Class PC
6,000	6.50	06/25/2012	6,241
FNMA Series 1993-181, Class G
9,000	6.25	06/25/2008	9,506
FNMA Series 1999-55, Class PA
1,840	7.00	06/18/2013	1,914

Total PAC CMOs			$104,157

Sequential Fixed Rate CMOs (2.2%)
FHLMC Series 1843, Class C
$74	7.00%	09/15/2022	$75
FHLMC Series 2152, Class AB
12,674	6.25	01/15/2026	12,905
FNMA REMIC Trust Series 1997-31, Class C
1,447	6.00	12/18/2010	1,480

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2002
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMOs—(Continued)
FNMA REMIC Trust Series 1998-16, Class G
$7,256	7.00%	02/18/2026	$7,333
FNMA REMIC Trust Series G93-33, Class G
971	6.25	05/25/2019	984

Total Sequential Fixed Rate CMOs			$22,777

Targeted Amortization Class (TAC) CMOs (0.3%)
FNMA Series 1998-55, Class B
$3,578	6.50%	09/25/2028	$3,595

Total Collateralized Mortgage Obligations (CMOs)			$314,277

Total Mortgage-Backed Obligations (cost $616,210)			$617,542

Agency Debentures (8.1%)
Federal Home Loan Mortgage Corp.
$35,000	4.50%	04/15/2005	$35,504
20,000	3.50	08/16/2005	20,160
Federal National Mortgage Association
11,200	3.30	02/25/2004	11,271
6,000	4.00	09/27/2004	6,008
Small Business Administration
2,624	2.58#	03/25/2014	2,629
Sri Lanka Aid
10,000	2.16#	11/01/2024	10,000

Total Agency Debentures (cost $85,613)			$85,572

Principal	Interest	Maturity
Amount	Rate	Date	Value

U.S. Treasury Obligation (1.4%)

United States Treasury Note
$15,000	3.50%	11/15/2006	$15,299

Total U.S. Treasury Obligation (cost $15,237)			$15,299

Total Investments Before Repurchase Agreement (cost $717,060)			$718,413

Repurchase Agreement (31.7%)
Joint Repurchase Agreement Account II+
$335,200	1.88%	09/03/2002	$335,200

Maturity Value: $335,270
Total Repurchase Agreement (cost $335,200)			$335,200

Total Investments (cost $1,052,260)			$1,053,613

#	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2002.

+	Repurchase agreement was entered into on August 30, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation: REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

August 31, 2002
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (85.7%)

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (15.2%)
$159	7.00%	12/01/2007	$168
405	7.00	03/01/2009	430
2,879	6.00	04/01/2009	3,033
297	7.00	04/01/2009	315
4,005	6.00	05/01/2009	4,216
4,162	7.00	06/01/2009	4,417
12,304	6.00	03/01/2012	12,738
291	7.00	03/01/2012	308
17,176	6.00	04/01/2012	17,782
5,482	7.00	12/01/2012	5,814
458	8.00	07/01/2014	493
196	7.00	03/01/2015	208
1,056	8.00	09/01/2017	1,136
2,973	8.00	11/01/2017	3,186
2,979	7.00	06/01/2032	3,104

Total Fixed Rate FHLMC Gold			$57,348

Fixed Rate Federal National Mortgage Association (FNMA) (15.4%)
$52	7.50%	12/01/2006	$55
264	6.00	09/01/2007	267
7,663	6.50	04/01/2009	8,082
363	6.00	11/01/2009	382
81	7.50	09/01/2010	86
15,739	6.00	12/01/2011	16,382
144	7.50	07/01/2012	154
2,300	6.00	01/01/2013	2,399
15	8.00	01/01/2013	16
3,561	6.50	06/01/2013	3,733
1,221	6.50	07/01/2013	1,280
702	6.50	08/01/2013	736
1,036	6.00	11/01/2013	1,080
91	6.50	11/01/2013	95
28	6.50	01/01/2014	29
821	6.50	12/01/2014	859
593	6.00	07/01/2016	614
2,778	6.50	09/01/2016	2,918
13,596	5.50	10/01/2016	13,902
5,046	7.00	09/01/2032	5,286

Total Fixed Rate FNMA			$58,355

Fixed Rate Government National Mortgage Association (GNMA) (2.8%)
$188	6.00%	07/15/2008	$197
54	6.00	08/15/2008	57
1,275	6.00	09/15/2008	1,338
959	6.00	10/15/2008	1,006
247	6.00	11/15/2008	259
190	6.00	12/15/2008	200
239	6.00	01/15/2009	250
97	6.00	02/15/2009	102
84	6.00	05/15/2009	88
11	8.50	07/15/2009	12
3	8.50	09/15/2009	3
7	8.50	12/15/2009	8
352	8.50	01/15/2010	384
365	8.50	02/15/2010	398
294	8.50	03/15/2010	321
86	8.50	04/15/2010	93
93	8.50	05/15/2010	102
410	8.50	06/15/2010	448
83	8.50	07/15/2010	91
89	8.50	08/15/2010	97
90	8.50	10/15/2010	99
326	8.50	11/15/2010	356
348	8.50	12/15/2010	380
357	8.50	09/15/2011	386
281	8.50	10/15/2011	304
180	8.50	03/15/2012	197

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2002
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate GNMA—(Continued)
$416	8.50%	07/15/2012	$449
736	8.00	04/15/2015	788
639	8.00	05/15/2015	684
1,264	8.00	06/15/2015	1,352
121	8.00	08/15/2015	129

Total Fixed Rate GNMA			$10,578

Collateralized Mortgage Obligations (CMOs) (52.3%)
Adjustable Rate CMOs # (2.4%)
Citicorp Mortgage Securities, Inc. Series 1992-17, Class A
$1,409	5.67%	09/25/2022	$1,442
DLJ Mortgage Acceptance Corp. Series 1993-Q3, Class A2
488	6.37	03/25/2023	489
Imperial Savings & Loan Association Series 1988-3, Class A
443	5.58	01/25/2018	448
Resolution Trust Corp. Series 1995-1, Class A3
2,417	5.40	10/25/2028	2,448
Resolution Trust Corp. Series 1995-1, Class M3
806	5.40	10/25/2028	804
Resolution Trust Corp. Series 1995-2, Class M3
1,586	5.20	05/25/2029	1,604
Salomon Brothers Mortgage Securities VII, Inc. Series 1993-2, Class A1A
802	6.29	03/25/2023	801
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
1,151	6.37	08/01/2024	1,150

Total Adjustable Rate CMOs			$9,186

Regular Floater CMOs # (6.1%)
CMC Securities Corp. III Series 1994-A, Class A17
$3,374	2.99%	02/25/2024	$3,392
FHLMC Series 1448, Class F
7,000	3.21	12/15/2022	7,273
FNMA REMIC Trust Series 1994-65, Class FB
10,000	3.87	01/25/2023	10,134
FNMA Series 1993-220, Class PF
2,212	3.92	09/25/2013	2,205

Total Regular Floater CMOs			$23,004

Mezzanine CMO (1.6%)
FNMA Series 2001-42, Class HG
$5,504	10.00%	09/25/2016	$6,075

Planned Amortization Class (PAC) CMOs (21.3%)
Chase Mortgage Finance Corp. Series 1994-G, Class A7
$10,152	7.00%	04/25/2025	$10,474
Countrywide Funding Corp. Series 1993-2, Class A4
883	6.50	10/25/2008	882
Countrywide Funding Corp. Series 1993-9, Class A3
218	6.50	01/25/2009	219
FHLMC Series 1661,Class PJ
14,000	6.50	01/15/2009	15,197
FHLMC Series 1693, Class H
20,000	6.00	12/15/2008	21,116

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2002
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

PAC CMOs—(Continued)
FNMA REMIC Trust Series 1992-4, Class H
$5,524	7.50%	02/25/2007	$5,858
FNMA REMIC Trust Series 1993-35, Class H
4,673	6.75	02/25/2008	4,889
FNMA REMIC Trust Series 1994-23, Class PE
3,000	6.00	08/25/2022	3,185
FNMA REMIC Trust Series G93-31, Class PJ
6,547	6.55	10/25/2020	6,719
FNMA Series 2002-22, Class VB
3,819	6.50	08/25/2009	4,097
Norwest Asset Securities Corp. Series 1996-1, Class A1
567	6.25	08/25/2028	566
Prudential Home Mortgage Securities Co. Series 1993-36, Class A12
5,152	7.25	10/25/2023	5,209
Prudential Home Mortgage Securities Co. Series 1994-1, Class A10
210	6.00	02/25/2009	210
Residential Funding Mortgage Securities I Series 1993-S45, Class A1
135	6.50	01/25/2024	135
Salomon Brothers Mortgage Securities VII, Inc. Series 1996-6K, Class A1
627	7.00	08/30/2024	633
Structured Mortgage Securities Corp. Series 1994-1, Class A2
938	6.55	05/25/2009	964

Total PAC CMOs			$80,353

Sequential Fixed Rate CMOs (18.7%)
American Housing Trust Series VI, Class 1-I
$4,729	9.15%	05/25/2020	$5,020
Countrywide Funding Corp. Series 1994-Q, Class A11
1,722	7.50	09/25/2014	1,776
DLJ Mortgage Acceptance Corp. Series 1999-5, Class 1PA1
7,933	7.00	01/19/2030	8,164
FHLMC Series 1301, Class F
3,521	7.00	03/15/2007	3,637
FHLMC Series 1342, Class H
7,529	7.50	08/15/2007	7,978
FNMA REMIC Trust Series 1988-12, Class A
1,005	10.00	02/25/2018	1,172
FNMA REMIC Trust Series 1992-53, Class G
5,760	7.00	04/25/2007	6,073
FNMA REMIC Trust Series 1993-131, Class Z
4,942	7.00	07/25/2008	5,205
PNC Mortgage Securities Corp. Series 1997-4, Class 1PP4
8,928	7.00	07/25/2027	9,080
Residential Funding Mortgage Securities I Series 1998-S12, Class A2
222	6.75	05/25/2028	222
Salomon Brothers Mortgage Securities VII, Inc. Series 1999-6, Class A1
6,577	6.50	12/20/2029	6,653
Structured Asset Securities Corp. Series 2000-3, Class 1A7
5,298	8.00	07/25/2030	5,447
Summit Mortgage Trust Series 2002-1, Class A1†
9,655	6.34	06/28/2016	9,917

Total Sequential Fixed Rate CMOs			$70,344

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2002
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMOs—(Continued)
Targeted Amortization Class (TAC) CMOs (2.2%)
Countrywide Funding Corp. Series 1994-2, Class A10A
$3,542	6.50%	02/25/2009	$3,563
Housing Securities, Inc. Series 1993-G, Class G6
4,000	6.63	01/25/2009	4,108
Prudential Home Mortgage Securities Co. Series 1993-26, Class A9
818	7.00	07/25/2008	816

Total TAC CMOs			$8,487

Total Collateralized Mortgage Obligations			$197,449

Total Mortgage-Backed Obligations (cost $318,956)			$323,730

U.S. Treasury Obligations (12.9%)
United States Treasury Notes
$20,000	2.25%	07/31/2004	$20,048
28,000	3.50	11/15/2006	28,558

Total U.S. Treasury Obligations (cost $47,805)			$48,606

Total Investments (cost $366,761)			$372,336

#	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2002.
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of 144A securities amounted to approximately $9,917,000, or 2.6% of net assets, as of August 31, 2002.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation: REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2002

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

ASSETS
Investment in securities, at value (identified cost $834,428,803, $717,059,945, and $366,761,461, respectively)	$834,428,803	$718,413,051	$372,335,597
Repurchase agreements	981,500,000	335,200,000	—
Cash	27,996	99,335	4,511,645
Receivables:
Investment securities sold	—	2,700,934	—
Fund shares sold	—	—	30,316
Interest	1,939,453	3,811,098	1,997,392
Other assets	115,668	3,619	909

Total assets	1,818,011,920	1,060,228,037	378,875,859

LIABILITIES
Payables:
Dividends	1,231,326	2,472,161	995,481
Advisory fees	107,826	173,373	63,184
Administration fees	30,808	86,687	15,796
Accrued expenses and other liabilities	96,897	66,619	49,124

Total liabilities	1,466,857	2,798,840	1,123,585

NET ASSETS
Paid-in capital	1,816,545,063	1,069,998,736	379,105,180
Accumulated undistributed (distributions in excess of) net investment income	—	(1,590,080)	656,154
Accumulated net realized loss on investment transactions	—	(12,332,565)	(7,583,196)
Net unrealized gain on investments	—	1,353,106	5,574,136

Net assets	$1,816,545,063	$1,057,429,197	$377,752,274

Net asset value & public offering price per unit (net assets/units outstanding)	$1.00	$9.73	$9.93

UNITS OUTSTANDING
Total units outstanding, $0.001 par value (unlimited number of units authorized)	1,816,545,063	108,675,054	38,036,516

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF OPERATIONS

For the Year Ended August 31, 2002

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

Investment Income:
Interest Income	$41,015,494	$30,938,409	$24,867,883

Expenses:
Advisory fees	3,107,679	1,466,390	912,713
Administration fees	1,971,786	733,195	228,178
Custodian fees	227,578	144,899	165,030
Professional fees	93,010	40,768	39,412
Trustees’ fees	45,719	19,807	16,693
Transfer Agent fees	—	4,668	1,562
Registration fees	1,585	22,564	617
Other expenses	35,478	43,612	52,713

Total expenses	5,482,835	2,475,903	1,416,918
Less—expense reductions	(3,305,915)	(1,778)	(2,725)

Net expenses	2,176,920	2,474,125	1,414,193

Net investment income	38,838,574	28,464,284	23,453,690
Net realized gain on investment transactions:	—	2,157,818	6,917,696
Net change in unrealized gain (loss) on investments	—	3,501,426	284,379

Net increase in net assets resulting from operations	$38,838,574	$34,123,528	$30,655,765

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31, 2002

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From Operations:
Net investment income	$38,838,574	$28,464,284	$23,453,690
Net realized gain from investment transactions	—	2,157,818	6,917,696
Net change in unrealized gain (loss) on investments	—	3,501,426	284,379

Net increase in net assets resulting from operations	38,838,574	34,123,528	30,655,765

Distributions to Unitholders:
From net investment income	(38,838,574)	(34,154,419)	(25,051,816)

Total distributions to Unitholders	(38,838,574)	(34,154,419)	(25,051,816)

From Unit Transactions:
Proceeds from sales of units	12,203,869,764	504,525,167	163,529,900
Reinvestment of dividends and distributions	22,439,432	8,794,105	6,540,828
Cost of units repurchased	(12,391,578,026)	(63,072,098)	(279,188,244)

Net increase (decrease) in net assets resulting from unit transactions	(165,268,830)	450,247,174	(109,117,516)

Total increase (decrease)	(165,268,830)	450,216,283	(103,513,567)

Net assets:
Beginning of year	1,981,813,893	607,212,914	481,265,841

End of year	$1,816,545,063	$1,057,429,197	$377,752,274

Accumulated undistributed (distributions in excess of) net investment income	$—	$(1,590,080)	$656,154

Summary of Unit Transactions:
Units sold	12,203,869,764	51,747,549	16,540,558
Reinvestment of dividends and distributions	22,439,432	901,501	660,560
Units repurchased	(12,391,578,026)	(6,464,797)	(28,057,548)

Net increase (decrease) in units outstanding	(165,268,830)	46,184,253	(10,856,430)

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31, 2001

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From Operations:
Net investment income	$65,450,938	$33,826,738	$29,305,426
Net realized gain from investment transactions	—	1,335,867	2,728,805
Net change in unrealized loss on investments	—	2,914,393	10,554,264

Net increase in net assets resulting from operations	65,450,938	38,076,998	42,588,495

Distributions to Unitholders:
From net investment income	(65,450,938)	(33,370,749)	(29,056,957)

Total distributions to Unitholders	(65,450,938)	(33,370,749)	(29,056,957)

From Unit Transactions:
Proceeds from sales of units	12,911,876,016	112,665,000	43,742,007
Reinvestment of dividends and distributions	25,716,092	6,155,392	4,891,066
Cost of units repurchased	(11,402,252,237)	(56,116,813)	(36,181,319)

Net increase in net assets resulting from unit transactions	1,535,339,871	62,703,579	12,451,754

Total increase	1,535,339,871	67,409,828	25,983,292

Net assets:
Beginning of year	446,474,022	539,803,086	455,282,549

End of year	$1,981,813,893	$607,212,914	$481,265,841

Accumulated undistributed net investment income	$—	$244,731	$325,005

Summary of Unit Transactions:
Units sold	12,911,876,016	11,597,069	4,465,589
Reinvestment of dividends and distributions	25,716,092	634,904	501,808
Units repurchased	(11,402,252,237)	(5,789,125)	(3,695,580)

Net increase in units outstanding	1,535,339,871	6,442,848	1,271,817

The accompanying notes are an integral
part of these financial statements.

      TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from	Distributions to						Ratios assuming
		investment operations(a)	unitholders						no expense reductions

								Ratio of		Ratio of
							Ratio of	net investment	Ratio of	net investment
	Net asset	Net	From net	Net asset		Net assets	net expenses	income to	expenses to	income to
	value, beginning	investment	investment	value, end	Total	at end of	to average	average	average	average
	of period	income	income	of period	return(b)	period (000)’s	net assets	net assets	net assets	net assets

Years ended:
8/31/02	$1.00	$0.02	$(0.02)	$1.00	1.99%	$1,816,545	0.11%	1.97%	0.28%	1.80%
8/31/01	1.00	0.05	(0.05)	1.00	5.42	1,981,814	0.11	4.80	0.28	4.63
8/31/00	1.00	0.06	(0.06)	1.00	5.95	446,474	0.12	5.71	0.30	5.53
8/31/99	1.00	0.05	(0.05)	1.00	5.09	1,068,369	0.13	4.94	0.30	4.77
8/31/98	1.00	0.06	(0.06)	1.00	5.67	972,857	0.11	5.52	0.30	5.33

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.

The accompanying notes are an integral

part of these financial statements.

      TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from				Distributions to
		investment operations				unitholders
													Ratio of
	Net asset			Net realized	Total	From	In excess		Net asset		Net assets	Ratio of	net investment
	value,	Net		and unrealized	from	net	of net		value,		at end	expenses	income		Portfolio
	beginning	investment		gain (loss)	investment	investment	investment	Total	end of	Total	of period	to average	to average		turnover
	of period	income		on investments	operations	income	income	Distributions	period	return(b)	(000’s)	net assets	net assets		rate(c)

Years ended:
8/31/02	$9.72	$0.38	(a)(d)	$0.09 (d)	$0.47	$(0.46)	$—	$(0.46)	$9.73	4.94%	$1,057,429	0.34%	3.88	%(d)	122%
8/31/01	9.63	0.61	(a)	0.08	0.69	(0.60)	—	(0.60)	9.72	7.38	607,213	0.34	6.27		35
8/31/00	9.65	0.59	(a)	(0.04)	0.55	(0.57)	—	(0.57)	9.63	5.90	539,803	0.34	6.15		61
8/31/99	9.79	0.54		(0.14)	0.40	(0.54)	—	(0.54)	9.65	4.25	693,157	0.33	5.60		153
8/31/98	9.84	0.58		(0.04)	0.54	(0.58)	(0.01)	(0.59)	9.79	5.60	654,653	0.34	5.83		94

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.

(c)	Includes the effect of mortgage dollar roll transactions, if any.

(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of these changes for the year ended August 31, 2002 was to decrease net investment income per unit by $0.05, increase net realized and unrealized gains and losses per unit by $0.05, and decrease the ratio of net investment income to average net assets by 0.53%. Per unit data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral

part of these financial statements.

      TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from				Distributions to
		investment operations				unitholders
											Ratio of
	Net asset			Net realized	Total	From	Net asset		Net assets	Ratio of	net investment
	value,	Net		and unrealized	from	net	value,		at end	expenses	income		Portfolio
	beginning	investment		gain (loss)	investment	investment	end of	Total	of period	to average	to average		turnover
	of period	income		on investments	operations	income	period	return(b)	(000’s)	net assets	net assets		rate(c)

Years ended:
8/31/02	$9.84	$0.51	(a)(d)	$0.12 (d)	$0.63	$(0.54)	$9.93	6.60%	$377,752	0.31%	5.14	%(d)	170%
8/31/01	9.56	0.62	(a)	0.27	0.89	(0.61)	9.84	9.60	481,266	0.30	6.35		164
8/31/00	9.57	0.60	(a)	(0.02)	0.58	(0.59)	9.56	6.30	455,283	0.30	6.27		84
8/31/99	9.90	0.57		(0.33)	0.24	(0.57)	9.57	2.51	492,605	0.29	5.87		168
8/31/98	9.75	0.64		0.13	0.77	(0.62)	9.90	8.10	442,550	0.30	6.44		109

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.

(c)	Includes the effect of mortgage dollar roll transactions, if any.

(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per unit by $0.04, increase net realized and unrealized gains and losses per unit by $0.04, and decrease the ratio of net investment income to average net assets by 0.43%. Per unit data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS

August 31, 2002

1.  Organization

      Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: the Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio (collectively, “the Portfolios” or individually a “Portfolio”). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2.  Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

  A.  Investment Valuation

      For the Government Securities and Mortgage Securities Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value.

  B.  Security Transactions and Investment Income

      Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

      For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage-backed REMIC securities is initially recorded based on

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2002

2.  Summary of Significant Accounting Policies— (Continued)

estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market discounts and market premiums on debt securities, other than mortgage-backed securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

      As required, effective September 1, 2001, the Government Securities Portfolio and the Mortgage Securities Portfolio have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. The Government Securities Portfolio began amortizing premiums and discounts on all debt securities. Prior to September 1, 2001, the Government Securities Portfolio did not amortize premiums and discounts on all debt securities. The cumulative effect of this change was to decrease net investment income and decrease cost of investments by $11,825 on Government Securities based on securities held by the Portfolio on August 31, 2001. The change did not result in an adjustment to cost for the Mortgage Securities Portfolio. Additionally, both the Government Securities Portfolio and the Mortgage Securities Portfolio began reclassifying all paydown losses to income. The effect of these accounting changes had no impact on total net assets or the net asset value per unit of the Portfolios. The statement of changes and financial highlights have not been restated to reflect these changes in presentation for previous periods.

      For the year ended August 31, 2002, the net effect of these changes, which were primarily due to paydown reclassifications, are as follows:

	Net Investment	Net Realized Gain	Unrealized Gain
	Income	on investments	on investments

Government Securities	$(3,855,324)	$3,848,965	$6,359
Mortgage Securities	(1,929,275)	1,929,275	—

  C.  Federal Taxes

      It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains on investment transactions, or from paid-in capital depending on the type of book/tax differences that may exist.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2002

2.  Summary of Significant Accounting Policies— (Continued)

  D.  Expenses

      Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period.

  E.  Repurchase Agreements

      Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the collateral, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The collateral for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or at designated subcustodians.

  F.  When-Issued Securities

      Consistent with National Credit Union Association (NCUA) rules and regulations, the Government Securities and Mortgage Securities Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale may be recorded as a liability on the Portfolios’ records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

3.  Agreements

      Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement with the Portfolios. Under the Advisory Agreement, GSAM, subject to the general supervision of the Portfolio’s Trustees, manages the Portfolios and provides certain administrative services. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset levels	Fee

Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15
Government Securities	all	0.20
Mortgage Securities	all	0.20

      Goldman Sachs has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2002

3.  Agreements— (Continued)

GSAM in the future at its discretion. For the year ended August 31, 2002, GSAM waived advisory fees amounting to approximately $1,727,000.

      Callahan Credit Union Financial Services Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Portfolios’ Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Fee

Money Market	0.10%
Government Securities	0.10
Mortgage Securities	0.05

      CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. This voluntary limitation may be modified or eliminated by CUFSLP in the future at its discretion. For the year ended August 31, 2002, CUFSLP waived administration fees amounting to approximately $1,577,000.

      CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the “Expenses”) of the Money Market Portfolio exceed 0.20% of the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the year ended August 31, 2002, no expenses were required to be reimbursed by CUFSLP under this agreement.

      CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Government Securities Portfolio’s average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Government Securities Portfolio’s average daily net assets. For the year ended August 31, 2002, no expenses were required to be reimbursed by CUFSLP or GSAM under this agreement.

      In addition, the Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. For the year ended August 31, 2002, custody fee reductions for Money Market, Government Securities and Mortgage Securities Portfolios amounted to approximately $2,000, $2,000 and $3,000, respectively.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2002

3.  Agreements— (Continued)

      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Portfolios. For the year ended August 31, 2002, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios and receives a fee from the Government Securities and Mortgage Securities Portfolios.

4.  Investment Transactions

      The cost of purchases and proceeds of sales and maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the year ended August 31, 2002 were as follows ($ in thousands):

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Purchases of U.S. Government and agency obligations	$1,144,747	$728,316
Purchases (excluding U.S. Government and agency obligations)	—	24,809
Sales or maturities of U.S. Government and agency obligations	773,825	737,951
Sales or maturities (excluding U.S. Government and agency obligations)	—	42,825

5.  Line of Credit Facility

      The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the year ended August 31, 2002, the Portfolios did not have any borrowings under this facility.

6.  Other Matters

      Pursuant to a Securities and Exchange Commission exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2002

7.  Joint Repurchase Agreement Accounts

      The Portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

      As of August 31, 2002, the Money Market Portfolio had an undivided interest in the repurchase agreements in Joint Account I which equaled $121,500,000 in principal amount. As of August 31, 2002, the repurchase agreements in this joint account were fully collateralized by U.S. Treasury obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreement	Amount	Rate	Date	Value

Barclays Capital Inc.	$500,000,000	1.72%	09/03/2002	$500,095,556
Barclays Capital Inc.	1,000,000,000	1.83	09/03/2002	1,000,203,333
Credit Suisse First Boston Corp.	500,000,000	1.83	09/03/2002	500,101,667
Deutsche Bank Securities, Inc.	650,000,000	1.84	09/03/2002	650,132,889
Deutsche Bank Securities, Inc.	900,000,000	1.83	09/03/2002	900,183,000
Greenwich Capital Markets	300,000,000	1.83	09/03/2002	300,061,000
J.P. Morgan Securities	802,400,000	1.84	09/03/2002	802,564,046
Salomon Smith Barney	650,000,000	1.83	09/03/2002	650,132,167
UBS Warburg LLC	700,000,000	1.83	09/03/2002	700,142,333

Total Joint Repurchase Agreement Account I	$6,002,400,000			$6,003,615,991

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2002

7.  Joint Repurchase Agreement Accounts— (Continued)

      As of August 31, 2002, the Money Market Portfolio and the Government Securities Portfolio had undivided interests in the repurchase agreements in Joint Account II which equaled $510,000,000 and $335,200,000 in principal amount, respectively. As of August 31, 2002, the repurchase agreements in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreement	Amount	Rate	Date	Value

Bank of America	$1,000,000,000	1.90%	09/03/2002	$1,000,211,111
Barclays Capital Inc.	500,000,000	1.88	09/03/2002	500,104,444
Credit Suisse First Boston Corp.	400,000,000	1.87	09/03/2002	400,083,111
Deutsche Bank Securities, Inc.	1,500,000,000	1.87	09/03/2002	1,500,311,667
Deutsche Bank Securities, Inc.	2,008,900,000	1.89	09/03/2002	2,009,321,869
Greenwich Capital	500,000,000	1.89	09/03/2002	500,105,000
J.P. Morgan Securities	500,000,000	1.88	09/03/2002	500,104,444
J.P. Morgan Securities	1,500,000,000	1.89	09/03/2002	1,500,315,000
Merrill Lynch	200,000,000	1.88	09/03/2002	200,041,778
SG Cowen Securities Corp.	200,000,000	1.90	09/03/2002	200,042,222
UBS Warburg LLC	400,000,000	1.83	09/03/2002	400,081,333
UBS Warburg LLC	500,000,000	1.88	09/03/2002	500,104,444
UBS Warburg LLC	1,000,000,000	1.87	09/03/2002	1,000,207,778
UBS Warburg LLC	1,000,000,000	1.90	09/03/2002	1,000,211,111

Total Joint Repurchase Agreement Account II	$11,208,900,000			$11,211,245,312

8.  Additional Tax Information

The tax character of distributions paid during the fiscal year ended August 31, 2002 was as follows.

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Distributions paid from:
Ordinary income*	$34,154,419	$25,051,816
Net long-term capital gains	—	—

Total taxable distributions	$34,154,419	$25,051,816

*	In addition, the Money Market Portfolio had distributed all of its current year income and realized gains.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2002

8.  Additional Tax Information— (Continued)

As of August 31, 2002, the components of accumulated earnings (losses) on a tax basis for the Government Securities Portfolio and the Mortgage Securities Portfolio were as follows:

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Undistributed (distribution in excess of) ordinary income—net	$(1,590,080)	$656,154
Undistributed long-term capital gains	—	—

Total undistributed earnings	$(1,590,080)	$656,154
Capital loss carryforward	(10,308,643)	(7,280,830)
Timing differences (post October losses)	(1,980,701)	(302,366)
Unrealized gains (losses)—net	1,309,885	5,574,136

Total accumulated earnings (losses)—net	$(12,569,539)	$(1,352,906)

Capital loss carryforward years of expiration	2003-2010	2003-2008

The amortized cost for the Money Market Portfolio stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for federal income tax purposes. At August 31, 2002, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Tax Cost	$1,052,303,166	$366,761,461

Gross unrealized gain	3,925,493	5,961,697
Gross unrealized loss	(2,615,608)	(387,561)

Net unrealized security gain	$1,309,885	$5,574,136

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2002

9.  Certain Reclassifications

In order to present the capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of paydown losses, market discounts, market premiums and expiration of capital loss carryforwards.

		Accumulated
	Paid-in	Undistributed net	Accumulated net
Portfolio	Capital	investment income	realized loss

Government Securities	$(6,885,349)	$3,867,149	$3,018,200
Mortgage Securities	—	1,929,275	(1,929,275)

Report of Independent Accountants

To the Unitholders and Trustees of

Trust for Credit Unions:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Trust for Credit Unions (a Massachusetts business trust comprising the Money Market Portfolio, the Government Securities Portfolio, and the Mortgage Securities Portfolio, collectively the “Portfolios”), at August 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the three years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Portfolios for the periods ended prior to August 31, 2000 were audited by other independent accountants whose report dated October 13, 1999 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2002

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund	Other
		Length of		Complex	Directorships
	Position(s) Held	Time	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address[1]	with Trust	Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

James C. Barr Age 67	Trustee	1989	Managing Member, J.C.B. Enterprises, L.L.C. (March 1997-Present); and Chief Executive Officer, National Milk Producers Federation (March 1985-March 1997).	3	None
Edgard F. Callahan Age: 74	Trustee	1989	Chief Executive Officer, PATELCO Credit Union (October 1987-Present).	3	None
Robert M. Coen Age: 63	Trustee	1989	Professor of Economics, Northwestern University.	3	None
Thomas S. Condit Age: 61	Chairman and Trustee	1989	Retired; Partner, New Media Publishing, Inc. (January 1996-August 1998).	3	None
Betty G. Hobbs Age: 64	Trustee	1996	President and Chief Executive Officer, Tennessee Teachers Credit Union (over 25 years).	3	None
Gary Oakland Age: 49	Trustee	1999	President and Chief Executive Officer, Boeing Employees Credit Union (July 1986-Present).	3	None
D. Michael Riley Age: 56	Vice Chairman and Trustee	2000	President Strategic Planning, D. Michael Riley & Associates (July 1996-Present).	3	None
Wendell A. Sebastian Age: 58	Trustee	1989	President and Chief Executive Officer, GTE Federal Credit Union (January 1998-Present); President, Callahan Financial Services, Inc. (“CFS”) (July 1996- January 1998).	3	None

Interested Trustees

Number of
		Term of		Portfolios in
		Office and		Fund	Other
		Length of		Complex	Directorships
	Position(s) Held	Time	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address[1]	with Trust	Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

Jonathan A. Beinner[5] Age: 35	Trustee	2001	Chief Investment Officer for Fixed Income Portfolio Management, GSAM (1991 to Present).	3	None
John T. Collins[6] Age: 56	Trustee	1989	Partner, Steptoe & Johnson (law firm) (January 1985-Present).	3	None

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Callahan Credit Union Financial Services Limited Partnership, 1001 Connecticut Avenue, N.W., Suite 1001, Washington, D.C. 20036-5504.

[2]	Each Trustee serves for an indefinite term until the next meeting of unitholders, if any, called for the purpose of considering the election or re-election of such Trustee, or until such Trustee sooner dies, resigns, retires or is removed.

[3]	The Fund Complex includes all registered investment companies that are advised by GSAM or one of its affiliates.

[4]	Directorships of companies required to report to the Securities and Exchange Commission under the Securities and Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

[5]	Mr. Beinner is considered to be an “Interested Trustee” because he holds positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc.

[6]	Mr. Collins is considered to be an “Interested Trustee” because his law firm has provided legal services to Goldman Sachs within the last two fiscal years of the Trust.

Officers of the Trust

		Term of
		Office and
	Position(s) Held	Length of
Name, Age and Address	with Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Charles W. Filson, 58 1001 Connecticut Ave., N.W. Suite 1001 Washington, D.C. 20016	President	1988	Director and President, CFS (Nov. 2001- Present); and Treasurer, CFS (October 1987-Present).
James A. Fitzpatrick, 42 32 Old Slip, 17th Floor New York, NY 10005	Vice President	1997	Managing Director, Goldman Sachs (October 1999-Present) Vice President, Goldman Sachs (April 1997-Present); Vice President, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (registered investment companies) (October 1997-Present); Vice President of Goldman Sachs (April 1997-December 1999); and Vice President and General Manager, First Data Corporation-Investor Services Group (1994 to 1997).
John M. Perlowski, 37 32 Old Slip, 17th Floor New York, NY 10005	Treasurer	1998	Vice President, Goldman Sachs (July 1995- Present); Treasurer, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (registered investment companies) (1997-Present).
Howard B. Surloff, 37 32 Old Slip, 29th Floor New York, NY 10005	Secretary	2000	General Counsel, U.S. Funds Group (February 1999-Present); Assistant General Counsel, Goldman Sachs (December 1997-January 1999); Assistant Secretary, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (registered investment companies) (1997- Present); Assistant General Counsel and Vice President, Goldman Sachs (November 1993-January 1999 and May 1994-Present, respectively); and Counsel to the Funds Group, Goldman Sachs (November 1993-January 1999).

		Term of
		Office and
	Position(s) Held	Length of
Name, Age and Address	with Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke, 40 32 Old Slip, 24th Floor New York, NY 10005	Assistant Secretary	1995	Managing Director, Goldman Sachs (1997- Present); and Vice President and Senior Fund Manager, Goldman Sachs (1988-1997); Trustee, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (registered investment companies).

[1]	Each officer is elected by the Board of Trustees of the Trust. The President, Treasurer and Secretary each serve until the next annual meeting of the Trustees and until his or her successor is chosen and qualified or until his or her death, resignation, removal or disqualification. Each of the other officers hold office at the pleasure of the Trustees.

     This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Portfolios’ objectives and policies, management, expenses and other information.

TRUST

for Credit Unions

Trustees
Thomas S. Condit, Chairman
D. Michael Riley, Vice-Chairman
James C. Barr
Jonathan A. Beinner
Edgar F. Callahan
Robert M. Coen
John T. Collins
Betty G. Hobbs
Gary Oakland
Wendell A. Sebastian

Officers
Charles W. Filson, President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
Kaysie P. Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.
Limited Partnership

Investment Adviser
Goldman Sachs Asset Management,
a business unit of the Investment Management Division
of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.

Goldman, Sachs & Co.

Independent Accountants
PricewaterhouseCoopers LLP

Return address:
Goldman Sachs Funds
4900 Sears Tower, 51st Floor
Chicago, IL 60606

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